Short-term Loans	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Short-term Loans
(11)	SHORT-TERM LOANS
Loan Facility
In May 2022, Huanqiuyimeng entered into a
two-year
Commercial Loan Facility (the “Facility”) with China Minsheng Bank Beijing Branch to borrow up to RMB 20,000,000 at an interest rate, which is subject to potential adjustment based on premium interest rate stipulated by the People’s Bank of China at the time upon drawing of credit lines to support the working capital need of Huanqiuyimeng. The Facility is pledged by the real estate property owned by ATA Education under a two-year
pledge agreement among ATA Education, Huanqiuyimeng and China Minsheng Bank Beijing Branch. For the year ended December 31, 2022, the Group ha
s not
withdrawn any line of credit from this loan facility.
Bank borrowings
The Company entered into several short-term bank borrowings in total amount of RMB13,327,000 in 2020 to support operations of Huanqiuyimeng during the
COVID-19
outbreak, which was fully repaid as of December 31, 2021.
Other borrowings
During the year of 2020, to support its daily operations among COVID–19, Muhua Shangce, the majority owned subsidiary of the Group obtained short-term borrowings from several parties, including: i) the Group’s CEO and Director, Mr. Xiaofeng Ma, in the amount of RMB 631,000 with no interest; ii) a third-party company, in the amount of RMB 3.0 million at an annual interest rate of 4.35% , which Mr. Xiaofeng Ma has provided a joint liability guarantee; iii) the CEO of Muhua Shangce in the amount of RMB 1,260,000, among which RMB 500,000 at an annual interest rate of 2.00% and RMB 760,000 with no interest ; iv) a company controlled by Mr. Xiaofeng Ma in the amount of RMB 500,000 with no interest; v) three third party companies in the amount of RMB 900,000 with no interest. Muhua Shangce has repaid the CEO of Muhua Shangce and three third party companies in total amount of RMB1,490,000 in 2020.
During 2021 and prior to the disposal of Muhua Shangce, a partnership controlled by the Group’s CEO and Director, Mr. Xiaofeng Ma provided a fourteen-month interest-free loan in the amount of RMB 700,000 to Muhua Shangce. Muhua Shangce also borrowed from its CEO for another RMB1,210,000, among which RMB 150,000 at an annual interest rate of 6.12% and RMB 1,060,000 with no interest. In addition, Muhua Shangce borrowed from three third party companies in the amount of RMB 800,000 with no interest.
As of the selling date of Muhua Shangce in June 2021, the outstanding balance of the above borrowings of RMB 7,511,000 remained unpaid and has been disposed together with the other assets and liabilities of Muhua Shangce. See Note 15 for details.